Pioneer Disciplined Growth Fund
Schedule of Investments  |  November 30, 2024

A: PINDX	C: INDCX	K: INKDX	Y: INYDX

Schedule of Investments  |  11/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 97.9% of Net Assets
	Aerospace & Defense — 1.6%
126,527	HEICO Corp.	$ 34,588,686
664(a)	Standardaero, Inc.	19,030
	Total Aerospace & Defense	$34,607,716

	Biotechnology — 3.1%
50,902(a)	Alnylam Pharmaceuticals, Inc.	$ 12,881,769
91,902(a)	Natera, Inc.	15,419,317
92,017(a)	Vaxcyte, Inc.	8,680,884
63,489(a)	Vertex Pharmaceuticals, Inc.	29,721,106
	Total Biotechnology	$66,703,076

	Broadline Retail — 7.7%
806,804(a)	Amazon.com, Inc.	$ 167,726,484
	Total Broadline Retail	$167,726,484

	Capital Markets — 1.1%
300,746	Charles Schwab Corp.	$ 24,889,739
	Total Capital Markets	$24,889,739

	Chemicals — 5.9%
176,320	Air Products and Chemicals, Inc.	$ 58,949,066
171,194	Sherwin-Williams Co.	68,032,495
	Total Chemicals	$126,981,561

	Communications Equipment — 1.2%
50,518	Motorola Solutions, Inc.	$ 25,243,845
	Total Communications Equipment	$25,243,845

	Construction Materials — 2.5%
532,491	CRH Plc	$ 54,457,855
	Total Construction Materials	$54,457,855

	Consumer Finance — 1.8%
126,915	American Express Co.	$ 38,668,462
	Total Consumer Finance	$38,668,462

	Distributors — 1.5%
87,782	Pool Corp.	$ 33,101,714
	Total Distributors	$33,101,714

	Electrical Equipment — 6.4%
66,135	Eaton Corp. Plc	$ 24,828,402
1Pioneer Disciplined Growth Fund | 11/30/24

Shares		Value
	Electrical Equipment — (continued)
274,887	Rockwell Automation, Inc.	$ 81,130,149
249,411	Vertiv Holdings Co., Class A	31,824,843
	Total Electrical Equipment	$137,783,394

	Electronic Equipment, Instruments & Components — 3.5%
442,413(a)	Keysight Technologies, Inc.	$ 75,581,837
	Total Electronic Equipment, Instruments & Components	$75,581,837

	Entertainment — 2.1%
330,068(a)	Live Nation Entertainment, Inc.	$ 45,631,901
	Total Entertainment	$45,631,901

	Financial Services — 9.1%
306,503(a)	Fiserv, Inc.	$ 67,724,903
113,406	Jack Henry & Associates, Inc.	19,979,869
350,621	Visa, Inc., Class A	110,473,665
	Total Financial Services	$198,178,437

	Food Products — 0.5%
74,020(a)	Freshpet, Inc.	$ 11,328,761
	Total Food Products	$11,328,761

	Health Care Equipment & Supplies — 2.5%
187,539(a)	Cooper Cos., Inc.	$ 19,590,324
135,337	ResMed, Inc.	33,701,620
	Total Health Care Equipment & Supplies	$53,291,944

	Hotels, Restaurants & Leisure — 1.8%
633,067(a)	Chipotle Mexican Grill, Inc.	$ 38,946,282
	Total Hotels, Restaurants & Leisure	$38,946,282

	Interactive Media & Services — 9.7%
907,646	Alphabet, Inc., Class A	$ 153,346,791
97,565	Meta Platforms, Inc., Class A	56,033,531
	Total Interactive Media & Services	$209,380,322

	IT Services — 0.3%
22,348(a)	MongoDB, Inc.	$ 7,207,007
	Total IT Services	$7,207,007

	Oil, Gas & Consumable Fuels — 2.1%
206,620	Cheniere Energy, Inc.	$ 46,284,946
	Total Oil, Gas & Consumable Fuels	$46,284,946

Pioneer Disciplined Growth Fund | 11/30/242

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 2.4%
64,604	Eli Lilly & Co.	$ 51,382,791
	Total Pharmaceuticals	$51,382,791

	Semiconductors & Semiconductor Equipment — 7.8%
583,412(a)	Advanced Micro Devices, Inc.	$ 80,029,541
126,131	Applied Materials, Inc.	22,036,347
94,471	NVIDIA Corp.	13,060,616
264,119	Texas Instruments, Inc.	53,095,842
	Total Semiconductors & Semiconductor Equipment	$168,222,346

	Software — 16.9%
115,766(a)	Adobe, Inc.	$ 59,727,152
33,121(a)	ANSYS, Inc.	11,628,783
181,254(a)	Autodesk, Inc.	52,908,043
20,769(a)	HubSpot, Inc.	14,975,487
232,082	Microsoft Corp.	98,277,444
377,320	Oracle Corp.	69,743,829
77,171(a)	Palo Alto Networks, Inc.	29,928,457
27,915(a)	ServiceNow, Inc.	29,295,118
	Total Software	$366,484,313

	Technology Hardware, Storage & Peripherals — 4.4%
309,248	Apple, Inc.	$ 73,393,828
400,109(a)	Pure Storage, Inc., Class A	21,201,776
	Total Technology Hardware, Storage & Peripherals	$94,595,604

	Trading Companies & Distributors — 2.0%
198,559	Ferguson Enterprises, Inc.	$ 42,874,845
	Total Trading Companies & Distributors	$42,874,845

	Total Common Stocks (Cost $1,587,744,646)	$2,119,555,182

3Pioneer Disciplined Growth Fund | 11/30/24

Principal Amount USD ($)		Value
SHORT TERM INVESTMENTS — 1.9% of Net Assets
Repurchase Agreements — 0.8%
18,000,000	Bank of America, 4.58%, dated 11/29/24,
to be purchased on 12/2/24 for $18,006,870, collateralized by the following:
$901,201, U.S. Treasury Bond, 3.13%-4.75%, 11/15/41-11/15/53,
	$17,458,810, U.S. Treasury Note, 2.88%, 7/31/25	$ 18,000,000
$18,000,000

Shares
	Open-End Fund — 1.1%
23,610,520(b)	Dreyfus Government Cash Management, Institutional Shares, 4.52%	$ 23,610,520
		$23,610,520

	TOTAL SHORT TERM INVESTMENTS (Cost $41,610,520)	$41,610,520

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $1,629,355,166)	$2,161,165,702
	OTHER ASSETS AND LIABILITIES — 0.2%	$3,453,442
	net assets — 100.0%	$2,164,619,144

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2024.
Pioneer Disciplined Growth Fund | 11/30/244

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,119,555,182	$—	$—	$2,119,555,182
Repurchase Agreements	—	18,000,000	—	18,000,000
Open-End Fund	23,610,520	—	—	23,610,520
Total Investments in Securities	$2,143,165,702	$18,000,000	$—	$2,161,165,702
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
5Pioneer Disciplined Growth Fund | 11/30/24